Ordinary Shares and Treasury Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Feb. 16, 2023	Jan. 27, 2023	Feb. 09, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Ordinary Shares and Treasury Stock [Line Items]
Share capital (in Dollars)			$ 50,000
Ordinary shares, issued		200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
ADS [Member] | 2023 Share Repurchase Program [Member]
Ordinary Shares and Treasury Stock [Line Items]
Repurchase payment (in Dollars)							$ 20,000
ADS [Member] | 2024 Share Repurchase Program [Member]
Ordinary Shares and Treasury Stock [Line Items]
Repurchase payment (in Dollars)						$ 20,000
ADS [Member] | 2025 Share Repurchase Program [Member]
Ordinary Shares and Treasury Stock [Line Items]
Repurchase payment (in Dollars)					$ 20,000
ADS [Member] | 2026 Share Repurchase Program [Member]
Ordinary Shares and Treasury Stock [Line Items]
Repurchase payment (in Dollars)				$ 20,000
Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares authorized				430,000,000	430,000,000			430,000,000	430,000,000
Ordinary shares, issued		430,000,000		119,595,046	119,595,046			119,595,046	119,595,046
Shares repurchased									7,622,283	4,681,353
Re-issued treasury stock								13,701,267
Ordinary shares, par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Aforementioned Share Repurchase Programs [Member]
Ordinary Shares and Treasury Stock [Line Items]
Number of shares repurchased				21,577,482				21,577,482
Repurchase average price per share (in Dollars per share)								$ 1.4
Number of shares repurchased amount (in Dollars)				$ 30,079				$ 30,079
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Issuance of ordinary shares for share incentive plan										3,835,647
Ordinary shares voting rights		one
Class A Ordinary Shares [Member] | ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Issuance of ordinary shares for share incentive plan										9
Repurchase average price per share (in Dollars per share)								$ 4.2
Class B Ordinary [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares authorized				70,000,000	70,000,000			70,000,000	70,000,000
Ordinary shares, issued				49,859,049	49,859,049			49,859,049	49,859,049
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Class B Ordinary [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Issuance of ordinary shares for share incentive plan
Ordinary shares voting rights		ten
Class B Ordinary [Member] | Mr. Peng Li [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		49,859,049
Founder [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares authorized			500,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
IPO [Member]
Ordinary Shares and Treasury Stock [Line Items]
Share capital (in Dollars)		$ 70,000
IPO [Member] | ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Share allotted and issued		3,250,000
Number of issued per unit		1
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		700,000,000
Number of issued per unit		3
Exercised shares										3,835,647
Ordinary shares, par value (in Dollars per share)		$ 0.0001
IPO [Member] | Class B Ordinary [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		70,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Underwriters [Member] | ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Exercised shares	127,396
Net proceeds after deducting the underwriter commissions	$ 1,457	$ 37,172